NET DEBT (Tables)	12 Months Ended
Dec. 31, 2018
Net Debt Tables Abstract
Net debt
2018 IN MILLIONS OF USD	CASH AND CASH EQUIVALENTS	FINANCIAL DEBT CURRENT	FINANCIAL DEBT NON-CURRENT	NET DEBT
Balance at January 1	137.4	80.7	520.4	463.7
Cash flows from / (used in) operating, financing and investing activities	98.8	-	-	(98.8)
Repayment of financial debt	-	(24.6)	(23.7)	(48.3)
Cash flow	98.8	(24.6)	(23.7)	(147.1)
Currency translation adjustments	(2.0)	(4.7)	(4.1)	(6.8)
Non-cash movements	(2.0)	(4.7)	(4.1)	(6.8)
Balance at December 31	234.2	51.4	492.6	309.8

2017 IN MILLIONS OF USD	CASH AND CASH EQUIVALENTS	FINANCIAL DEBT CURRENT	FINANCIAL DEBT NON-CURRENT	NET DEBT
Balance at January 1	187.6	1.5	475.2	289.1
Cash flows from / (used in) operating, financing and investing activities	(51.1)	-	-	51.1
Repayment of financial debt	-	(21.5)	(6.5)	(28.0)
Loan from common control transaction	-	103.1	51.6	154.7
Cash flow	(51.1)	81.6	45.1	177.8
Currency translation adjustments	0.9	(2.4)	0.1	(3.2)
Non-cash movements	0.9	(2.4)	0.1	(3.2)
Balance at December 31	137.4	80.7	520.4	463.7

2016 IN MILLIONS OF USD	CASH AND CASH EQUIVALENTS	FINANCIAL DEBT CURRENT	FINANCIAL DEBT NON-CURRENT	NET DEBT
Balance at January 1	160.4	0.9	483.1	323.6
Cash flows from / (used in) operating, financing and investing activities	26.1	-	-	(26.1)
Repayment of financial debt	-	-	(7.3)	(7.3)
Cash flow	26.1	(0.0)	(7.3)	(33.4)
Currency translation adjustments	1.1	0.6	(0.6)	(1.1)
Non-cash movements	1.1	0.6	(0.6)	(1.1)
Balance at December 31	187.6	1.5	475.2	289.1